Debt (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2007
Debt Instrument [Line Items]
Debt instrument - redemption amount	$ 10,823
Weighted avg. coupon of our debt issuances during period	3.80%
Notes And Debentures [Member]
Debt Instrument [Line Items]
Weighted avg. coupon of our debt issuances during period	4.20%	4.00%
Debt Issued in Foreign Markets [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount	$ 24,292	$ 26,221
Annual Put Reset Securities [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount	$ 1,000
Debt instruments - maturity date	Apr. 30, 2021
Zero Coupon [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount			$ 500
Debt instruments - maturity date	May 31, 2022
Debt instrument - redemption amount	$ 1,030